Cash and Cash Equivalent	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalent [Abstract]
Cash and cash equivalent

Note 4.A – Cash and cash equivalents

	December 31,
	2022	2023
Denominated in NIS	37,812	24,537
Denominated in USD	639,318	278,993
Denominated in GBP	2,643	663
Denominated in EURO	4,176	3,913
Denominated in CHF	1,380	1,437
Other	33	28
	685,362	309,571

Note 4.B – Restricted deposits

The Group has restricted deposits of $881 for the lease of its offices and labs and $60 for credit cards. The deposits are not linked and bear an annual interest rate of 0.01%-5.1%. The Group expects to lease its offices and labs for a period of more than a year, thus the restricted deposit was classified as a non-current asset. The restricted deposit for the credit cards was classified as a current asset.

Note 4.C – Bank deposits

The Group has unrestricted bank deposits of $541,967 (2022: $346,663), which are presented under current assets. The deposits bear an annual and fixed interest rate of between 4.6%-7.17%.

The deposits period is between three months to one year.